Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS IV
Prospectus Date	rr_ProspectusDate	Sep. 28, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS IV
BlackRock Systematic ESG Bond Fund
(the “Fund”)
Supplement dated September 28, 2021
to the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information,
each dated September 28, 2021
Until October 1, 2021, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information, as applicable:
Change in the Fund’s Name
All references to BlackRock Sustainable Advantage CoreAlpha Bond Fund are deleted in their entirety and replaced with BlackRock Systematic ESG Bond Fund.
Change in the Fund’s Investment Objective, Investment Process and Investment Strategies
The section of each Summary Prospectus entitled “Key Facts About BlackRock Sustainable Advantage CoreAlpha Bond Fund — Investment Objective” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Sustainable Advantage CoreAlpha Bond Fund — Investment Objective” are deleted in their entirety and replaced with the following:
Investment Objective
The investment objective of BlackRock Systematic ESG Bond Fund (the “Fund”), a series of BlackRock Funds IV (the “Trust”), is to seek to provide a combination of income and capital growth.
The section of each Summary Prospectus entitled “Key Facts About BlackRock Sustainable Advantage CoreAlpha Bond Fund — Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Sustainable Advantage CoreAlpha Bond Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Principal Investment Strategies of the Fund
The Fund seeks to provide a combination of income and capital growth by investing in a portfolio of debt securities, using model-based asset allocation and security selection models.
To determine the Fund’s investable universe, BlackRock will, utilizing BlackRock’s environmental, social, and governance (“ESG”) research, first seek to screen out certain companies or industries based on ESG criteria determined by BlackRock. Such screening criteria includes (i) companies with exposure to controversial weapons, civilian firearms, tobacco and fossil fuels beyond specified thresholds as determined by BlackRock, (ii) UN Global Compact violators, and (iii) corporate issuers (to the extent they have been assigned ESG ratings by third-party ratings agencies, which may not be available in all circumstances) that have ESG ratings that are below a threshold established by BlackRock.
Fund management, relying on BlackRock’s Systematic Fixed Income Research, then selects securities for the Fund by using a systematic method that relies on proprietary quantitative models to allocate the Fund’s assets among (i) various bond sectors by evaluating each sector’s relative value and risk-adjusted return and (ii) bonds of different maturities based on yield characteristics and expectations. Specific investment selection decisions are made on the basis of evaluations of relative value, credit quality, transaction costs and other factors.
In conjunction with this systematic method and to the extent applicable to a particular sector, Fund management selects and weights securities based on an issuer’s ability to manage the ESG risks to which its business is exposed, as determined by BlackRock. Fund management makes such determinations based on BlackRock’s ESG research, which includes due diligence of the ESG risks and opportunities facing an issuer. Fund management may also give consideration to third-party ESG ratings.
The Fund generally seeks to invest in fixed income instruments that, with respect to certain sectors, have an ESG assessment that is better, in BlackRock’s view, than the ESG assessment of such sectors within the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark”).
The Fund invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; mortgage to‑be‑announced (“TBA”) securities; debt obligations of U.S. issuers, including corporate bonds and green bonds (which are bonds with proceeds that are used to fund eligible projects with specific environmental benefits); municipal securities; asset-backed securities; and U.S.-registered dollar-denominated debt obligations of foreign issuers. The Fund may invest in bonds issued by companies located in countries other than the United States, including companies in emerging markets. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Fund seeks to invest a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. The Fund may invest in securities rated below investment grade (“high yield” or “junk” bonds). The Fund may invest in bonds of any maturity or duration.
The Fund may invest a significant portion of its assets in U.S. agency mortgage pass-through securities, which are securities issued by entities such as the Government National Mortgage Association (“GNMA”) and the Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage-backed securities to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis. When assessing the Fund’s investments in the mortgage sector against the Benchmark, the Fund currently considers GNMA securities to have a positive ESG assessment, and currently considers most other types of mortgage-backed securities to be neutral from an ESG perspective. The Fund may also seek to gain exposure to mortgage or government-backed securities that fund societal opportunity projects or environmental development, among other ESG related issues.
The Fund may use derivatives, such as futures contracts, options, swaps and various other instruments. The Fund may also invest in derivatives based on foreign currencies. In addition, the Fund may use derivatives and short sales to enhance returns as part of an overall investment strategy or to offset a potential decline in the value of other holdings (commonly referred to as a “hedge”), although the Fund is not required to hedge and may choose not to do so.

BlackRock Systematic ESG Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS IV
BlackRock Systematic ESG Bond Fund
(the “Fund”)
Supplement dated September 28, 2021
to the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information,
each dated September 28, 2021
Until October 1, 2021, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information, as applicable:
Change in the Fund’s Name
All references to BlackRock Sustainable Advantage CoreAlpha Bond Fund are deleted in their entirety and replaced with BlackRock Systematic ESG Bond Fund.
Change in the Fund’s Investment Objective, Investment Process and Investment Strategies
The section of each Summary Prospectus entitled “Key Facts About BlackRock Sustainable Advantage CoreAlpha Bond Fund — Investment Objective” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Sustainable Advantage CoreAlpha Bond Fund — Investment Objective” are deleted in their entirety and replaced with the following:
Investment Objective
The investment objective of BlackRock Systematic ESG Bond Fund (the “Fund”), a series of BlackRock Funds IV (the “Trust”), is to seek to provide a combination of income and capital growth.
The section of each Summary Prospectus entitled “Key Facts About BlackRock Sustainable Advantage CoreAlpha Bond Fund — Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Sustainable Advantage CoreAlpha Bond Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Principal Investment Strategies of the Fund
The Fund seeks to provide a combination of income and capital growth by investing in a portfolio of debt securities, using model-based asset allocation and security selection models.
To determine the Fund’s investable universe, BlackRock will, utilizing BlackRock’s environmental, social, and governance (“ESG”) research, first seek to screen out certain companies or industries based on ESG criteria determined by BlackRock. Such screening criteria includes (i) companies with exposure to controversial weapons, civilian firearms, tobacco and fossil fuels beyond specified thresholds as determined by BlackRock, (ii) UN Global Compact violators, and (iii) corporate issuers (to the extent they have been assigned ESG ratings by third-party ratings agencies, which may not be available in all circumstances) that have ESG ratings that are below a threshold established by BlackRock.
Fund management, relying on BlackRock’s Systematic Fixed Income Research, then selects securities for the Fund by using a systematic method that relies on proprietary quantitative models to allocate the Fund’s assets among (i) various bond sectors by evaluating each sector’s relative value and risk-adjusted return and (ii) bonds of different maturities based on yield characteristics and expectations. Specific investment selection decisions are made on the basis of evaluations of relative value, credit quality, transaction costs and other factors.
In conjunction with this systematic method and to the extent applicable to a particular sector, Fund management selects and weights securities based on an issuer’s ability to manage the ESG risks to which its business is exposed, as determined by BlackRock. Fund management makes such determinations based on BlackRock’s ESG research, which includes due diligence of the ESG risks and opportunities facing an issuer. Fund management may also give consideration to third-party ESG ratings.
The Fund generally seeks to invest in fixed income instruments that, with respect to certain sectors, have an ESG assessment that is better, in BlackRock’s view, than the ESG assessment of such sectors within the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark”).
The Fund invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; mortgage to‑be‑announced (“TBA”) securities; debt obligations of U.S. issuers, including corporate bonds and green bonds (which are bonds with proceeds that are used to fund eligible projects with specific environmental benefits); municipal securities; asset-backed securities; and U.S.-registered dollar-denominated debt obligations of foreign issuers. The Fund may invest in bonds issued by companies located in countries other than the United States, including companies in emerging markets. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Fund seeks to invest a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. The Fund may invest in securities rated below investment grade (“high yield” or “junk” bonds). The Fund may invest in bonds of any maturity or duration.
The Fund may invest a significant portion of its assets in U.S. agency mortgage pass-through securities, which are securities issued by entities such as the Government National Mortgage Association (“GNMA”) and the Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage-backed securities to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis. When assessing the Fund’s investments in the mortgage sector against the Benchmark, the Fund currently considers GNMA securities to have a positive ESG assessment, and currently considers most other types of mortgage-backed securities to be neutral from an ESG perspective. The Fund may also seek to gain exposure to mortgage or government-backed securities that fund societal opportunity projects or environmental development, among other ESG related issues.
The Fund may use derivatives, such as futures contracts, options, swaps and various other instruments. The Fund may also invest in derivatives based on foreign currencies. In addition, the Fund may use derivatives and short sales to enhance returns as part of an overall investment strategy or to offset a potential decline in the value of other holdings (commonly referred to as a “hedge”), although the Fund is not required to hedge and may choose not to do so.